Provisions - Schedule of Summary Effects in Other Comprehensive Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension plan [member]
Disclosure of Provisions [line items]
Total loss	$ 885	$ (4,512)	$ (698)
Retroactive unemployment plan [member]
Disclosure of Provisions [line items]
Total loss	(29)	113	(32)
Retirements bonus plan [member]
Disclosure of Provisions [line items]
Total loss	33	(33)	(24)
Long-term employee benefits [member]
Disclosure of Provisions [line items]
Total loss	$ 889	$ (4,432)	$ (754)